General administrative expenses and other net operating incomes (expenses)_Details of other operating expenses (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other operating expenses [Abstract]
Losses on transaction of foreign exchange		₩ 991,423,000,000	₩ 2,886,535,000,000	₩ 4,706,055,000,000
KDIC deposit insurance premium		315,315,000,000	304,055,000,000	298,804,000,000
Contribution to miscellaneous funds		298,416,000,000	286,000,000,000	295,601,000,000
Losses on disposals of loans and receivables	[1]	0	9,221,000,000	4,265,000,000
Losses related to derivatives ( Designated for hedging )		36,483,000,000	109,569,000,000	98,981,000,000
Losses on fair value hedged items		17,299,000,000	0	475,000,000
Others	[2]	124,240,000,000	172,331,000,000	171,120,000,000
Total		1,783,176,000,000	3,767,711,000,000	5,575,301,000,000
Expenses for payment to other creditor financial institutions		1,594,000,000	5,237,000,000	₩ 109,063,000,000
Amortisation of other intangible assets included in other operating expenses		₩ 48,292,000,000	₩ 51,770,000,000

[1]	Loss on disposal of loan and receivables occurred during the year ended December 31, 2018 was presented as a separate account named 'Net gain related to financial assets at amortized cost' in accordance with the adoption of IFRS 9.
[2]	Others include such expenses amounting to 109,063 million Won, 5,237 million Won and 1,594 million Won for the years ended December 31, 2016, 2017 and 2018, respectively, that are related to the Group's expected payments to other creditor financial institutions in accordance with the creditor financial institutions committee agreement. In addition, they include 51,770 million Won and 48,292 million Won for the years ended December 31, 2017 and 2018, respectively, of intangible asset amortization expense.